PHOENIX PATHFINDER FUND,
                        A SERIES OF PHOENIX EQUITY TRUST

                Supplement dated April 16, 2007 to the Prospectus and Statement of Additional Information dated October 31, 2006, as supplemented
    November 17, 2006, December 6, 2006, December 26, 2006 and April 9, 2007


IMPORTANT NOTICE TO INVESTORS

Effective immediately, the name of the Phoenix Pathfinder Fund is changed to PHOENIX VALUE OPPORTUNITIES FUND. The fund's investment objective, strategies and fees remain unchanged.


         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND
           STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 691/ PPFNameChange (04/07)